Subsequent Events (Predecessor) (Details) - Subsequent Event [Member]	Apr. 14, 2025 shares
Subsequent Events [Abstract]
Number of shares of common stock issued for shares of Company stock (in shares)	1
Number of shares of Company common stock held to receive stock (in shares)	8
Robin Energy Ltd. Predecessor [Member] | Robin [Member]
Subsequent Events [Abstract]
Number of shares of common stock issued for shares of Company stock (in shares)	1
Number of shares of Company common stock held to receive stock (in shares)	8